UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue

         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark G. Doll
Title:     Chief Investment Officer
Phone:     414-665-3336

Signature, Place, and Date of Signing:






     Mark G. Doll     Milwaukee, WI     November 15, 2010


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01096                 Russell Trust Company
       28-01190                 Frank Russell Company
       28-05583                 Northwestern Investment Management Company, LLC
       28-10206                 Mason Street Advisors, LLC
       28-11160                 Northwestern Mutual Wealth Management Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $48,054 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104        1       86 SH       DEFINED                                      86
ENERGY CONVERSION DEVICES IN   COM              292659109        1      125 SH       DEFINED                                     125
EVERGREEN SOLAR INC            COM              30033R108        1      869 SH       DEFINED                                     869
FORD MTR CO DEL                COM PAR $0.01    345370860       10      800 SH       DEFINED                                     800
GOOGLE INC                     CL A             38259P508        1        1 SH       DEFINED                                       1
INFOSPACE INC                  COM PAR $.0001   45678T300        0        3 SH       DEFINED                                       3
ISHARES TR                     RUSSELL1000VAL   464287598     1717    29104 SH       DEFINED                                   29104
ISHARES TR                     RUSL 3000 GROW   464287671      171     4073 SH       DEFINED                                    4073
ISHARES TR                     RUSL 3000 VALU   464287663      773     9983 SH       DEFINED                                    9983
ISHARES TR                     RUSSELL 1000     464287622     2427    38427 SH       DEFINED                                   38427
ISHARES TR                     RUSSELL 2000     464287655      392     5806 SH       DEFINED                                    5806
ISHARES TR                     RUSSELL 3000     464287689      224     3317 SH       DEFINED                                    3317
ISHARES TR                     RUSSELL MCP GR   464287481      290     5815 SH       DEFINED                                    5815
ISHARES TR                     RUSSELL MCP VL   464287473      377     9351 SH       DEFINED                                    9351
ISHARES TR                     RUSL 2000 VALU   464287630       84     1357 SH       DEFINED                                    1357
ISHARES TR                     RUSSELL1000GRW   464287614     1230    23953 SH       DEFINED                                   23953
ISHARES TR                     MSCI EAFE IDX    464287465     5000    91045 SH       DEFINED                                   91045
ISHARES TR                     S&P 100 IDX FD   464287101        5       98 SH       DEFINED                                      98
ISHARES TR                     S&P 500 INDEX    464287200      957     8356 SH       DEFINED                                    8356
ISHARES TR                     S&P 500 VALUE    464287408      401     7387 SH       DEFINED                                    7387
ISHARES TR                     RUSSELL MIDCAP   464287499     1247    13793 SH       DEFINED                                   13793
ISHARES TR                     COHEN&ST RLTY    464287564     1876    30302 SH       DEFINED                                   30302
ISHARES TR                     BARCLY USAGG B   464287226     2255    20751 SH       DEFINED                                   20751
ISHARES TR                     BARCLYS 1-3 YR   464287457      377     4473 SH       DEFINED                                    4473
ISHARES TR                     BARCLYS 20+ YR   464287432      437     4143 SH       DEFINED                                    4143
ISHARES TR                     BARCLYS 7-10 YR  464287440      445     4491 SH       DEFINED                                    4491
ISHARES TR                     BARCLYS CR BD    464288620     1106    10250 SH       DEFINED                                   10250
ISHARES TR                     MSCI GRW IDX     464288885      471     8315 SH       DEFINED                                    8315
ISHARES TR                     BARCLYS TIPS BD  464287176     1828    16762 SH       DEFINED                                   16762
ISHARES TR                     RUSL 2000 GROW   464287648       44      594 SH       DEFINED                                     594
ISHARES TR                     DJ SEL DIV INX   464287168       41      876 SH       DEFINED                                     876
ISHARES TR                     DJ US REAL EST   464287739       59     1121 SH       DEFINED                                    1121
ISHARES TR                     IBOXX INV CPBD   464287242      324     2861 SH       DEFINED                                    2861
ISHARES TR                     S&P MIDCAP 400   464287507     1642    20499 SH       DEFINED                                   20499
ISHARES TR                     MSCI EMERG MKT   464287234      537    11994 SH       DEFINED                                   11994
ISHARES TR                     MSCI VAL IDX     464288877      321     6595 SH       DEFINED                                    6595
ISHARES TR                     BARCLYS MBS BD   464288588       21      189 SH       DEFINED                                     189
ISHARES TR                     US PFD STK IDX   464288687       35      874 SH       DEFINED                                     874
ISHARES TR                     S&P GLB100INDX   464287572       26      451 SH       DEFINED                                     451
ISHARES TR                     S&P MIDCP VALU   464287705      241     3384 SH       DEFINED                                    3384
ISHARES TR                     S&P NTL AMTFREE  464288414       73      685 SH       DEFINED                                     685
ISHARES TR                     S&P SMLCAP 600   464287804      685    11600 SH       DEFINED                                   11600
ISHARES TR                     S&P SMLCP GROW   464287887       98     1564 SH       DEFINED                                    1564
ISHARES TR                     S&P SMLCP VALU   464287879       41      663 SH       DEFINED                                     663
ISHARES TR                     S&P500 GRW       464287309     1414    23820 SH       DEFINED                                   23820
ISHARES TR                     S&P MC 400 GRW   464287606      188     2135 SH       DEFINED                                    2135
ORACLE CORP                    COM              68389X105        1       48 SH       DEFINED                                      48
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106       11      268 SH       DEFINED                                     268
SOUTHERN CO                    COM              842587107        0        1 SH       DEFINED                                       1
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109      448     4155 SH       DEFINED                                    4155
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      146     3799 SH       DEFINED                                    3799
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4180    36625 SH       DEFINED                                   36625
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107       82      563 SH       DEFINED                                     563
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516      576     9608 SH       DEFINED                                    9608
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      718    17941 SH       DEFINED                                   17941
SUNTECH PWR HLDGS CO LTD       ADR              86800C104        1      155 SH       DEFINED                                     155
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     2679    32412 SH       DEFINED                                   32412
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      942    11527 SH       DEFINED                                   11527
VANGUARD INDEX FDS             REIT ETF         922908553     1544    29652 SH       DEFINED                                   29652
VANGUARD INDEX FDS             VALUE ETF        922908744      562    11538 SH       DEFINED                                   11538
VANGUARD INDEX FDS             STK MRK ETF      922908769      101     1727 SH       DEFINED                                    1727
VANGUARD INDEX FDS             SML CP GRW ETF   922908595       89     1330 SH       DEFINED                                    1330
VANGUARD INDEX FDS             SM CP VAL ETF    922908611       46      774 SH       DEFINED                                     774
VANGUARD INDEX FDS             MID CAP ETF      922908629      824    12428 SH       DEFINED                                   12428
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      366     7560 SH       DEFINED                                    7560
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      245     4525 SH       DEFINED                                    4525
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1802    34591 SH       DEFINED                                   34591
VANGUARD INDEX FDS             GROWTH ETF       922908736      472     8579 SH       DEFINED                                    8579
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652       54     1140 SH       DEFINED                                    1140
VANGUARD INDEX FDS             SMALL CP ETF     922908751      357     5624 SH       DEFINED                                    5624
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1636    35983 SH       DEFINED                                   35983
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874        3       58 SH       DEFINED                                      58
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866       52      964 SH       DEFINED                                     964
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      218     6303 SH       DEFINED                                    6303
WHOLE FOODS MKT INC            COM              966837106        5      126 SH       DEFINED                                     126